Taxes on Income - Schedule of Consolidated Statements of Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Statements of Profit or Loss [Abstract]
Income before income taxes, as per the statement of operations	$ 248,378	$ 211,034	$ 256,710
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Tax computed at the statutory tax rate	$ 57,127	$ 48,538	$ 59,043
Non-deductible expenses (non-taxable income) net and tax-deductible costs not included in the accounting costs	3,739	3,705	720
Effect of different tax rates	(1,781)	(874)	(1,273)
Release of trapped earnings (see Note 23(a)(2))			711
Effect of “Approved, Beneficiary or Preferred Enterprise” status	(9,119)	(1,907)	(5,579)
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	5,908	(2,070)	448
Undistributed earnings	924	(260)	(461)
Taxes in respect of prior years	(942)	558	890
Uncertain tax positions	(811)	(2,293)	3,065
Other	1,620	678	(2,329)
Total	$ 56,665	$ 46,075	$ 55,235